Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit 10-Q - A PARADISE ACQUISITION CORP. - USD ($)	Total	A PARADISE ACQUISITION CORP.	Preferred shares A PARADISE ACQUISITION CORP.	Common Stock	Additional Paid-in-Capital	Additional Paid-in-Capital A PARADISE ACQUISITION CORP.	Accumulated Deficit	Accumulated Deficit A PARADISE ACQUISITION CORP.	Class A Common Stock A PARADISE ACQUISITION CORP.	Class B Common Stock A PARADISE ACQUISITION CORP.
Beginning balance at Dec. 31, 2023	$ (551,342)	$ (165,097)	$ 0	$ 100	$ 128,188	$ 25,000	$ (679,630)	$ (190,097)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2023			0						0	6,666,667	[1],[2]
Net income	(4,699,469)	(75,562)					(4,699,469)	(75,562)
Ending balance at Dec. 31, 2024	(5,250,811)	(240,659)	$ 0	100	128,188	25,000	(5,379,099)	(265,659)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2024			0						0	6,666,667	[1],[2],[3],[4]
Net income	(3,308,219)	(34,600)					(3,308,219)	(34,600)
Ending balance at Mar. 31, 2025	(8,559,030)	(275,259)	$ 0	100	128,188	25,000	(8,687,318)	(300,259)	$ 0	$ 0
Balance (in Shares) at Mar. 31, 2025			0						0	6,666,667	[3],[4]
Beginning balance at Dec. 31, 2024	(5,250,811)	(240,659)	$ 0	100	128,188	25,000	(5,379,099)	(265,659)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2024			0						0	6,666,667	[1],[2],[3],[4]
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		(3,318,154)						(3,318,154)
Net income	(26,661,677)	2,568,594					(26,661,677)	2,568,594
Ending balance at Dec. 31, 2025	(27,902,844)	(7,635,637)	$ 0	102	4,137,830	0	(32,040,776)	(7,635,637)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2025			0						600,000	6,666,667	[1],[2],[3],[4]
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)		(1,787,764)						(1,787,764)
Net income	(16,429,430)	1,419,174					(16,429,430)	1,419,174
Ending balance at Mar. 31, 2026	$ (43,604,802)	$ (8,004,227)	$ 0	$ 102	$ 4,865,302	$ 0	$ (48,470,206)	$ (8,004,227)	$ 0	$ 0
Balance (in Shares) at Mar. 31, 2026			0						600,000	6,666,667	[3],[4]

[1]	All share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter); subsequently, 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (See Note 5).
[2]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5)
[3]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).
[4]	On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000 and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).